CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts on trade accounts receivable	$ 12,752	$ 11,447
Allowance for doubtful accounts on trade accounts receivable - DISH Network	0	0
Property and equipment, accumulated depreciation	$ 2,503,187	$ 2,138,642
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	1,000	1,000
Common stock, shares outstanding (in shares)	1,000	1,000
Preferred Stock
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized (in shares)	1,000,000	1,000,000
Hughes Retail Preferred Tracking Stock
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, shares authorized (in shares)	300	300
Preferred Stock, shares issued (in shares)	81.128	81.128
Preferred Stock, shares outstanding (in shares)	81.128	81.128